Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2025

	Shares/ Principal	Fair Value
Common Stocks - 85.8%
Australia - 3.6%
AGL Energy Ltd.	23,295	$152,711
ANZ Group Holdings Ltd.	3,656	66,274
Aristocrat Leisure Ltd.	10,863	434,249
BHP Group Ltd.	29,296	697,372
BHP Group Ltd.	2,965	70,743
Brambles Ltd.	2,839	35,436
Commonwealth Bank of Australia	10,609	997,798
Computershare Ltd.	705	17,191
Glencore PLC *	140,867	509,653
Insurance Australia Group Ltd.	3,494	16,787
JB Hi-Fi Ltd.	305	17,643
Macquarie Group Ltd.	1,843	225,834
Northern Star Resources Ltd.	11,430	130,486
Pro Medicus Ltd.	566	70,466
Qantas Airways Ltd.	16,734	94,371
QBE Insurance Group Ltd.	9,336	127,408
REA Group Ltd.	1,798	245,989
Rio Tinto PLC	929	54,997
Santos Ltd.	39,744	164,945
Scentre Group	27,772	58,149
Sonic Healthcare Ltd.	6,334	101,676
South32 Ltd.	33,629	67,478
Transurban Group	32,895	274,475
Wesfarmers Ltd.	3,325	149,203
Worley Ltd.	5,410	48,647
		4,829,981
Austria - 0.2%
BAWAG Group AG *,(a)	139	14,264
Erste Group Bank AG	2,959	203,669
OMV AG	61	3,130
		221,063
Belgium - 0.2%
Ageas SA	1,690	101,044
Anheuser-Busch InBev SA	1,126	69,232
Groupe Bruxelles Lambert NV	1,084	80,560
UCB SA	158	27,777
		278,613
Brazil - 1.1%
Ambev SA	35,496	84,036
B3 SA - Brasil Bolsa Balcao	79,380	168,942
Banco Bradesco SA	14,933	29,722
Banco do Brasil SA	2,712	13,362
Banco Santander Brasil SA	9,764	45,601
BB Seguridade Participacoes SA	10,028	70,645
CPFL Energia SA	9,598	63,493
Embraer SA *	4,637	53,303
Energisa SA	5,368	37,432
Lojas Renner SA	78,665	168,931
Petroleo Brasileiro SA	10,493	75,038
Porto Seguro SA	3,608	25,153

	Shares/ Principal	Fair Value

Brazil (continued)
Telefonica Brasil SA	1,454	$12,698
TOTVS SA	4,800	28,108
Ultrapar Participacoes SA	27,650	83,756
Vale SA	22,156	220,181
WEG SA	13,434	106,203
Wheaton Precious Metals Corp.	2,908	225,629
		1,512,233
Canada - 8.1%
Agnico Eagle Mines Ltd.	1,669	180,798
Algonquin Power & Utilities Corp.	13,382	68,711
Aritzia, Inc. *	324	11,386
Barrick Gold Corp.	20,085	389,908
Brookfield Corp.	8,251	431,741
Brookfield Infrastructure Corp., Class A	1,868	67,452
Canadian Imperial Bank of Commerce	1,278	71,881
Canadian National Railway Co.	6,680	649,969
Canadian Natural Resources Ltd.	18,226	560,742
Canadian Pacific Kansas City Ltd.	684	47,995
Canadian Utilities Ltd., Class A	3,855	99,104
CCL Industries, Inc., Class B	329	16,068
Celestica, Inc. *	337	26,581
CGI, Inc.	5,441	543,098
Colliers International Group, Inc.	169	20,449
Constellation Software, Inc.	120	379,979
Empire Co. Ltd., Class A	5,161	173,019
Enbridge, Inc.	3,218	142,404
Finning International, Inc.	2,983	83,920
FirstService Corp.	1,507	249,853
Franco-Nevada Corp.	426	66,991
George Weston Ltd.	1,464	249,549
Gildan Activewear, Inc.	813	35,937
Great-West Lifeco, Inc.	7,716	302,260
Hudbay Minerals, Inc.	3,716	28,169
iA Financial Corp., Inc.	228	21,649
IGM Financial, Inc.	2,061	63,380
Keyera Corp.	8,238	256,026
Kinross Gold Corp.	19,718	248,384
Loblaw Cos., Ltd.	1,915	268,320
Magna International, Inc.	8,261	280,733
Manulife Financial Corp.	19,131	596,029
Pembina Pipeline Corp.	4,680	187,167
Power Corp. of Canada	2,449	86,576
RioCan Real Estate Investment Trust	1,359	16,194
Royal Bank of Canada	6,014	677,345
Shopify, Inc., Class A *	5,904	561,582
Stantec, Inc.	3,958	328,025
Sun Life Financial, Inc.	7,421	424,661
Suncor Energy, Inc.	11,212	434,068
TC Energy Corp.	4,940	233,262
Teck Resources Ltd., Class B	5,333	194,237

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Canada (continued)
TELUS Corp.	5,363	$76,910
TFI International, Inc.	1,290	99,866
Thomson Reuters Corp.	2,076	358,196
Toronto-Dominion Bank (The)	8,083	484,278
		10,794,852
China - 9.4%
3SBio, Inc. *,(a)	58,000	89,158
Alibaba Group Holding Ltd.	82,400	1,355,629
Aluminum Corp. of China Ltd., Class H	54,000	33,801
ANTA Sports Products Ltd.	5,400	59,273
Autohome, Inc., ADR	681	18,877
Baidu, Inc., Class A *	14,438	166,921
Bank of China Ltd., Class H	339,000	204,351
BeiGene Ltd. *	3,300	70,493
Beijing Enterprises Holdings Ltd.	10,000	37,788
Bilibili, Inc., Class Z *	660	12,614
BOC Hong Kong Holdings Ltd.	48,000	193,720
BOE Technology Group Co. Ltd., Class A	591,600	338,561
BYD Co. Ltd., Class A	5,100	263,661
BYD Co. Ltd., Class H	8,000	403,892
China CITIC Bank Corp. Ltd., Class H	83,000	64,968
China Construction Bank Corp., Class H	529,000	467,787
China Life Insurance Co. Ltd., Class H	64,000	123,389
China Mengniu Dairy Co. Ltd.	10,000	24,678
China Merchants Bank Co. Ltd., Class A	22,800	136,108
China Merchants Bank Co. Ltd., Class H	34,500	203,533
China Overseas Land & Investment Ltd.	5,500	9,826
China Petroleum & Chemical Corp., Class H	44,000	23,187
China Resources Land Ltd.	18,000	59,689
China Tower Corp. Ltd., Class H (a)	11,200	15,057
CMOC Group Ltd., Class H	27,000	22,210
Contemporary Amperex Technology Co. Ltd., Class A	6,700	233,697
CSPC Pharmaceutical Group Ltd.	153,040	97,171
ENN Energy Holdings Ltd.	6,200	51,160
Geely Automobile Holdings Ltd.	73,000	156,128
Great Wall Motor Co. Ltd., Class H	55,000	96,140
Haier Smart Home Co. Ltd.	4,300	16,212
Haier Smart Home Co. Ltd., Class A	10,200	32,775
Hithink RoyalFlush Information Network Co. Ltd., Class A	400	15,753
Huatai Securities Co. Ltd., Class A	14,900	33,985
Industrial & Commercial Bank of China Ltd., Class H	355,000	252,779
Innovent Biologics, Inc. *,(a)	7,000	41,926
JD.com, Inc., Class A	15,950	329,648
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	10,800	73,274
Kunlun Energy Co. Ltd.	22,000	21,462

	Shares/ Principal	Fair Value

China (continued)
Lenovo Group Ltd.	76,000	$102,371
Li Auto, Inc., Class A *	2,800	35,646
Meituan, Class B *,(a)	28,310	566,906
Midea Group Co. Ltd.	2,700	29,228
NetEase, Inc.	9,760	198,203
New Oriental Education & Technology Group, Inc.	3,200	15,033
PDD Holdings, Inc., ADR *	803	95,035
PetroChina Co. Ltd., Class H	228,000	184,327
Pharmaron Beijing Co. Ltd., Class H (a)	8,550	17,605
Ping An Insurance Group Co. of China Ltd., Class A	33,600	239,222
Ping An Insurance Group Co. of China Ltd., Class H	66,500	395,737
Pop Mart International Group Ltd. (a)	1,200	24,138
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	24,729
Prosus NV *	7,265	334,114
SF Holding Co. Ltd., Class A	7,800	46,380
Shandong Nanshan Aluminum Co. Ltd., Class A	106,400	55,902
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,700	119,393
SooChow Securities Co. Ltd.	32,200	34,635
Sunny Optical Technology Group Co. Ltd.	2,500	22,926
Tencent Holdings Ltd.	41,400	2,644,602
Trip.com Group Ltd.	2,645	168,009
Weichai Power Co. Ltd., Class A	34,200	77,392
Wuliangye Yibin Co. Ltd., Class A	16,700	302,487
Xiaomi Corp., Class B *,(a)	91,400	577,983
XPeng, Inc., Class A *	1,700	17,218
Xtep International Holdings Ltd.	22,000	14,336
Yangzijiang Shipbuilding Holdings Ltd.	45,400	80,052
Yunnan Baiyao Group Co. Ltd.	1,900	14,882
Zai Lab Ltd. *	4,030	14,762
Zijin Mining Group Co. Ltd., Class H	80,000	181,792
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	11,175
		12,497,501
Denmark - 1.3%
AP Moller - Maersk A/S, Class A	21	35,908
AP Moller - Maersk A/S, Class B	174	301,937
Danske Bank A/S	1,504	49,018
Genmab A/S *	637	123,587
Novo Nordisk A/S, Class B	14,475	984,603
Pandora A/S	327	49,902
Vestas Wind Systems A/S *	12,460	171,240
		1,716,195

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Finland - 0.3%
Elisa Oyj	1,172	$57,071
Nokia Oyj	38,803	202,868
Wartsila OYJ Abp	9,111	161,355
		421,294
France - 5.8%
Air Liquide SA	2,335	441,750
Amundi SA (a)	1,875	145,827
Arkema SA	118	8,973
AXA SA	12,907	549,320
BNP Paribas SA	9,241	767,725
Bouygues SA	2,302	90,538
Bureau Veritas SA	5,783	174,536
Capgemini SE	656	97,824
Carrefour SA	2,643	37,743
Cie Generale des Etablissements Michelin SCA	559	19,570
Credit Agricole SA	18,393	333,288
Danone SA	9,484	725,729
Dassault Aviation SA	289	95,214
Dassault Systemes SE	3,733	140,892
Eiffage SA	2,536	293,799
Engie SA	30,818	600,378
Hermes International SCA	119	309,919
Legrand SA	147	15,441
L'Oreal SA	191	70,736
LVMH Moet Hennessy Louis Vuitton SE	1,438	888,037
Orange SA	18,556	240,430
Publicis Groupe SA	2,639	247,265
Safran SA	1,896	495,630
Teleperformance SE	184	18,381
TotalEnergies SE	1,967	126,763
Valeo SE	8,662	80,318
Veolia Environnement SA	6,921	237,365
Vinci SA	3,674	461,555
		7,714,946
Germany - 6.8%
adidas AG	3,000	702,238
Allianz SE	2,614	994,205
Continental AG	1,260	87,870
Deutsche Bank AG	18,549	437,199
Deutsche Boerse AG	679	199,573
Deutsche Post AG	4,057	173,016
Deutsche Telekom AG	41,058	1,517,686
E.ON SE	20,446	308,317
Evonik Industries AG	3,487	75,088
Fresenius Medical Care AG	3,137	154,655
Fresenius SE & Co. KGaA *	6,488	275,918
GEA Group AG	2,687	162,250
Hannover Rueck SE	48	14,243
Heidelberg Materials AG	271	46,120

	Shares/ Principal	Fair Value

Germany (continued)
Henkel AG & Co. KGaA	877	$63,045
HUGO BOSS AG	991	37,317
Infineon Technologies AG	7,221	237,085
Mercedes-Benz Group AG	1,181	69,131
Merck KGaA	1,207	165,061
Rheinmetall AG	137	195,196
SAP SE	7,229	1,908,463
Siemens AG	3,661	837,982
Siemens Energy AG *	4,286	249,265
Siemens Healthineers AG (a)	1,641	87,939
Symrise AG	290	29,979
		9,028,841
Hong Kong - 1.1%
AIA Group Ltd.	70,200	528,735
CK Asset Holdings Ltd.	8,000	32,338
CLP Holdings Ltd.	12,000	97,785
Hong Kong Exchanges & Clearing Ltd.	2,700	119,656
Jardine Matheson Holdings Ltd.	3,500	148,260
Link REIT	16,000	74,856
Prudential PLC	1,010	10,771
Sino Biopharmaceutical Ltd.	84,000	40,487
Sino Land Co. Ltd.	14,000	14,018
Sun Hung Kai Properties Ltd.	6,000	56,990
Techtronic Industries Co. Ltd.	9,500	113,861
WH Group Ltd. (a)	183,000	167,940
Wharf Real Estate Investment Co. Ltd.	23,000	55,931
		1,461,628
Hungary - 0.2%
OTP Bank Nyrt	2,771	185,661
Indonesia - 0.5%
Astra International Tbk PT	189,700	56,360
Bank Central Asia TBK PT	656,000	336,715
Bank Mandiri Persero TBK PT *	449,100	141,022
Bank Negara Indonesia Persero TBK PT *	87,800	22,480
Bank Rakyat Indonesia Persero TBK PT	616,100	150,677
		707,254
Ireland - 0.2%
Kerry Group PLC, Class A	559	58,451
Kingspan Group PLC	1,598	127,995
		186,446
Israel - 0.5%
Bank Hapoalim BM	15,556	209,030
Bank Leumi Le-Israel BM	7,141	95,457
Israel Discount Bank Ltd., Class A	5,705	39,371
Mizrahi Tefahot Bank Ltd.	3,355	149,883
Nice Ltd. *	822	124,835
Teva Pharmaceutical Industries Ltd., ADR *	5,917	90,944
		709,520

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Italy - 1.5%
A2A SpA	59,795	$143,714
Amplifon SpA	935	18,861
Banca Monte dei Paschi di Siena SpA	20,335	160,395
Enel SpA	18,010	145,850
Ferrari NV	313	132,604
Generali	4,516	157,956
Intesa Sanpaolo SpA	72,063	368,506
Italgas SpA	2,395	17,165
Mediobanca Banca di Credito Finanziario SpA	14,249	265,739
Poste Italiane SpA (a)	3,587	63,661
Prysmian SpA	1,397	75,995
Recordati Industria Chimica e Farmaceutica SpA	1,343	75,872
UniCredit SpA	5,449	303,306
Unipol Assicurazioni SpA	989	15,726
		1,945,350
Japan - 14.2%
Advantest Corp.	2,500	108,198
Amada Co. Ltd.	18,300	177,138
Asahi Group Holdings Ltd.	1,500	19,179
Asahi Kasei Corp.	25,100	175,737
Astellas Pharma, Inc.	27,600	266,975
Bandai Namco Holdings, Inc.	2,300	76,964
Bridgestone Corp.	1,800	72,161
Canon, Inc.	13,400	416,230
Chugai Pharmaceutical Co. Ltd.	2,400	109,119
Dai-ichi Life Holdings, Inc.	21,600	163,654
Daiichi Sankyo Co. Ltd.	3,600	84,523
Daikin Industries Ltd.	2,500	269,827
Daito Trust Construction Co. Ltd.	1,000	102,414
Daiwa Securities Group, Inc.	7,000	46,520
Denso Corp.	12,200	150,440
DMG Mori Co. Ltd.	5,400	104,450
FANUC Corp.	5,100	138,465
Fast Retailing Co. Ltd.	700	206,246
Fujitsu Ltd.	8,400	165,764
Hikari Tsushin, Inc.	100	25,779
Hitachi Ltd.	27,500	635,917
Hoya Corp.	700	78,548
Hulic Co. Ltd.	6,600	63,422
ITOCHU Corp.	4,500	207,667
J Front Retailing Co. Ltd.	3,100	38,164
Japan Post Bank Co. Ltd.	7,600	76,539
Japan Post Holdings Co. Ltd.	10,400	103,833
Japan Tobacco, Inc.	3,300	90,786
Kao Corp.	5,600	242,402
KDDI Corp.	1,600	25,245
Keyence Corp.	1,000	391,066
Kyocera Corp.	16,200	181,511

	Shares/ Principal	Fair Value

Japan (continued)
LY Corp.	14,500	$49,093
Marubeni Corp.	5,800	92,290
Mazda Motor Corp.	21,600	136,094
Mitsubishi Chemical Group Corp.	28,600	140,954
Mitsubishi Corp.	21,500	377,623
Mitsubishi Electric Corp.	17,200	312,853
Mitsubishi Estate Co. Ltd.	3,800	61,800
Mitsubishi HC Capital, Inc.	6,300	42,445
Mitsubishi Heavy Industries Ltd.	6,400	108,108
Mitsubishi UFJ Financial Group, Inc.	73,700	991,111
Mitsui & Co. Ltd.	11,800	220,905
Mitsui Fudosan Co. Ltd.	13,400	119,224
Mizuho Financial Group, Inc.	11,600	314,241
MS&AD Insurance Group Holdings, Inc.	13,700	295,456
Murata Manufacturing Co. Ltd.	33,400	514,937
NEC Corp.	6,500	136,703
Nexon Co. Ltd.	1,300	17,734
Nikon Corp.	3,800	37,659
Nippon Express Holdings, Inc.	7,200	130,962
Nippon Telegraph & Telephone Corp.	16,100	15,579
Nomura Holdings, Inc.	90,000	546,596
Nomura Real Estate Holdings, Inc.	3,500	20,386
Nomura Research Institute Ltd.	2,700	87,316
Obayashi Corp.	7,400	98,178
Olympus Corp.	10,700	139,349
Ono Pharmaceutical Co. Ltd.	5,400	57,867
ORIX Corp.	17,500	360,907
Otsuka Corp.	800	17,312
Otsuka Holdings Co. Ltd.	600	31,107
Panasonic Holdings Corp.	22,200	262,988
Rakuten Group, Inc. *	5,900	33,587
Recruit Holdings Co. Ltd.	14,300	732,213
Resona Holdings, Inc.	11,200	96,392
Sankyo Co. Ltd.	1,600	23,255
SBI Holdings, Inc.	1,000	26,635
Sekisui House Ltd.	3,600	80,407
Shimizu Corp.	2,600	23,011
Shin-Etsu Chemical Co. Ltd.	7,600	215,284
Shionogi & Co. Ltd.	2,400	36,047
Skylark Holdings Co. Ltd. *	8,700	174,477
SoftBank Corp.	144,000	200,679
SoftBank Group Corp.	4,600	230,062
Sompo Holdings, Inc.	4,700	142,094
Sony Group Corp.	40,500	1,019,677
Subaru Corp.	3,700	65,444
Sumitomo Chemical Co. Ltd.	99,200	239,741
Sumitomo Corp.	11,100	250,296
Sumitomo Mitsui Financial Group, Inc.	28,600	725,806
Sumitomo Mitsui Trust Group, Inc.	11,800	293,540
Suntory Beverage & Food Ltd.	1,100	36,397

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Japan (continued)
Suzuki Motor Corp.	8,000	$96,830
T&D Holdings, Inc.	2,900	61,553
Takeda Pharmaceutical Co. Ltd.	28,800	849,902
TDK Corp.	13,000	134,399
Terumo Corp.	10,900	203,874
Tokio Marine Holdings, Inc.	13,000	498,649
Tokyo Electron Ltd.	3,800	511,020
Toyota Industries Corp.	1,300	110,449
Toyota Motor Corp.	47,100	823,951
Toyota Tsusho Corp.	7,200	120,032
Ulvac, Inc.	900	30,598
Unicharm Corp.	7,500	59,658
		18,898,619
Luxembourg - 0.0%†
Reinet Investments SCA	690	16,703
Macau - 0.0%†
Sands China Ltd. *	8,800	17,645
Malaysia - 0.9%
CIMB Group Holdings BHD	34,500	54,423
Hartalega Holdings BHD	31,600	13,459
Hong Leong Bank BHD	4,200	19,062
IHH Healthcare BHD	66,600	103,859
Inari Amertron BHD	79,500	36,368
Kuala Lumpur Kepong BHD	6,300	29,388
Malayan Banking BHD	108,000	246,301
Petronas Dagangan BHD	10,400	42,842
Press Metal Aluminium Holdings BHD	102,200	116,076
Public Bank BHD	211,900	211,064
QL Resources BHD	15,525	16,338
RHB Bank BHD	73,700	113,602
Telekom Malaysia BHD	38,800	57,271
Tenaga Nasional BHD	45,700	137,795
		1,197,848
Mexico - 0.5%
Alfa SAB de CV, Class A *	21,109	16,447
Arca Continental SAB de CV	5,506	57,592
Cemex SAB de CV, Series CPO	57,726	32,421
Coca-Cola Femsa SAB de CV	6,091	55,913
Fomento Economico Mexicano SAB de CV	7,556	73,561
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	17,685
Grupo Aeroportuario del Pacifico SAB de CV, Class B *	1,263	23,339
Grupo Bimbo SAB de CV, Series A	20,598	55,869
Grupo Financiero Banorte SAB de CV, Class O	16,871	117,167
Grupo Mexico SAB de CV, Series B	25,451	127,191
Wal-Mart de Mexico SAB de CV	21,599	59,724
		636,909

	Shares/ Principal	Fair Value

Netherlands - 2.5%
Adyen NV *,(a)	66	$100,238
Argenx SE *	183	106,864
ASM International NV	48	21,538
ASML Holding NV	2,197	1,438,159
Euronext NV (a)	1,701	245,663
EXOR NV	471	42,508
Heineken NV	4,161	338,812
ING Groep NV	13,141	255,367
Koninklijke Philips NV *	7,308	184,485
NN Group NV	4,452	246,608
Wolters Kluwer NV	2,154	334,005
		3,314,247
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	3,264	62,001
Xero Ltd. *	3,430	330,763
		392,764
Norway - 0.5%
Aker BP ASA	8,332	197,333
Equinor ASA	1,663	43,988
Kongsberg Gruppen ASA	1,647	239,984
Telenor ASA	14,831	211,878
		693,183
Philippines - 0.0%†
SM Investments Corp.	920	12,668
SM Prime Holdings, Inc.	21,800	9,143
		21,811
Singapore - 1.4%
CapitaLand Integrated Commercial Trust	4,492	7,018
DBS Group Holdings Ltd.	12,630	436,661
Sea Ltd., ADR *	1,760	229,663
Singapore Telecommunications Ltd.	272,000	694,115
STMicroelectronics NV	11,937	257,887
United Overseas Bank Ltd.	6,700	189,869
		1,815,213
South Africa - 0.8%
Anglo American Platinum Ltd.	982	39,210
Anglo American PLC	682	18,947
Aspen Pharmacare Holdings Ltd.	3,918	34,879
AVI Ltd.	10,105	48,712
Capitec Bank Holdings Ltd.	595	100,375
Clicks Group Ltd.	2,219	40,868
FirstRand Ltd.	37,438	146,235
Foschini Group Ltd.	1,691	11,430
MTN Group Ltd.	10,247	68,657
Naspers Ltd., Class N	490	120,369
Nedbank Group Ltd.	2,444	34,185
Old Mutual Ltd.	29,187	18,885
Sanlam Ltd.	25,363	114,115
Standard Bank Group Ltd.	17,496	227,748

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

South Africa (continued)
Vodacom Group Ltd.	2,599	$17,728
Woolworths Holdings Ltd.	22,801	63,226
		1,105,569
South Korea - 2.6%
Celltrion, Inc.	796	91,346
CJ Logistics Corp.	69	4,044
GS Holdings Corp.	764	19,094
Hana Financial Group, Inc.	697	28,211
HL Mando Co. Ltd.	497	13,028
Hugel, Inc. *	91	20,703
Hyundai Engineering & Construction Co. Ltd.	947	23,120
Hyundai Marine & Fire Insurance Co. Ltd. *	680	10,090
Hyundai Mobis Co. Ltd.	743	131,444
Hyundai Motor Co.	139	18,615
Kakao Corp.	898	23,845
KakaoBank Corp.	1,396	20,904
Kangwon Land, Inc. *	2,715	30,718
KB Financial Group, Inc.	1,643	88,147
Kia Corp.	2,042	127,998
Korea Electric Power Corp.	1,244	18,290
Korea Gas Corp.	1,497	36,243
Korean Air Lines Co. Ltd.	1,051	15,203
Krafton, Inc. *	54	12,267
KT Corp.	2,015	67,874
KT&G Corp.	780	53,554
LG Chem Ltd.	381	63,392
LG Electronics, Inc.	378	19,818
LG H&H Co. Ltd.	67	14,219
LG Innotek Co. Ltd.	177	19,221
NAVER Corp.	1,453	188,471
NCSoft Corp.	161	16,335
Netmarble Corp. (a)	287	7,631
Pan Ocean Co. Ltd.	6,800	15,586
Samsung Biologics Co. Ltd. *,(a)	154	106,048
Samsung C&T Corp.	646	51,285
Samsung E&A Co. Ltd.	4,561	61,268
Samsung Electro-Mechanics Co. Ltd.	893	78,293
Samsung Electronics Co. Ltd.	29,863	1,172,212
Samsung Fire & Marine Insurance Co. Ltd.	77	18,694
Samsung Life Insurance Co. Ltd.	645	36,313
Samsung SDI Co. Ltd.	165	21,122
Samsung SDS Co. Ltd.	746	58,869
Samsung Securities Co. Ltd.	2,586	79,468
Shinhan Financial Group Co. Ltd.	2,179	69,624
SK Hynix, Inc.	3,696	478,660
SK Telecom Co. Ltd.	749	28,231
SK, Inc.	171	15,050

	Shares/ Principal	Fair Value

South Korea (continued)
S-Oil Corp.	753	$28,688
		3,503,236
Spain - 1.7%
Acciona SA	1,290	168,330
ACS Actividades de Construccion y Servicios SA	3,753	213,848
Amadeus IT Group SA	3,136	238,819
Banco Bilbao Vizcaya Argentaria SA	32,246	436,969
Banco de Sabadell SA	29,660	82,692
Banco Santander SA	128,377	859,217
Bankinter SA	7,501	83,011
Industria de Diseno Textil SA	701	34,719
Telefonica SA	13,452	63,267
		2,180,872
Sweden - 1.8%
AddTech AB, Class B	1,783	51,972
Alfa Laval AB	5,751	245,553
Assa Abloy AB, Class B	14,505	433,052
Atlas Copco AB, Class A	15,299	242,771
Atlas Copco AB, Class B	3,465	48,413
Essity AB, Class B	5,903	167,715
Evolution AB (a)	287	21,314
Getinge AB, Class B	987	21,204
Industrivarden AB, Class A	1,877	68,726
Investor AB, Class B	11,182	332,117
Sandvik AB	9,713	203,057
Skanska AB, Class B *	3,637	79,981
Swedish Orphan Biovitrum AB *	3,400	97,277
Telefonaktiebolaget LM Ericsson, Class B	44,146	341,387
		2,354,539
Switzerland - 2.2%
ABB Ltd.	19,342	988,579
Alcon AG	201	18,906
Belimo Holding AG	221	135,135
DSM-Firmenich AG	3,951	389,913
Flughafen Zurich AG	494	116,807
Givaudan SA	163	699,716
Kuehne + Nagel International AG	232	53,362
Logitech International SA	2,146	179,296
Schindler Holding AG	122	36,817
SGS SA	1,789	177,778
UBS Group AG	748	22,717
Zurich Insurance Group AG	220	152,925
		2,971,951
Thailand - 0.4%
B Grimm Power PCL	10,800	3,247
Bangkok Bank PCL, NVDR	30,700	133,478
Central Pattana PCL, NVDR	9,900	13,716
CP ALL PCL, NVDR	127,800	186,473

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value

Thailand (continued)
PTT Exploration & Production PCL, NVDR	27,700	$95,123
PTT PCL, NVDR	117,700	111,022
TMBThanachart Bank PCL, NVDR	488,400	28,217
		571,276
United Kingdom - 7.7%
Anglogold Ashanti PLC	5,485	204,830
AstraZeneca PLC	7,379	1,071,881
Auto Trader Group PLC (a)	834	8,011
Aviva PLC	2,568	18,403
BAE Systems PLC	32,790	660,038
Barclays PLC	100,893	374,795
Barratt Redrow PLC	6,587	35,956
Berkeley Group Holdings PLC	489	22,621
British American Tobacco PLC	7,851	322,454
British Land Co. PLC (The)	13,211	62,990
Bunzl PLC	2,083	79,745
CK Hutchison Holdings Ltd.	63,500	357,072
Compass Group PLC	7,207	237,491
Halma PLC	1,002	33,381
HSBC Holdings PLC	83,895	946,324
IG Group Holdings PLC	8,083	99,271
IMI PLC	3,274	79,743
Imperial Brands PLC	9,872	365,066
Informa PLC	34,963	347,219
International Consolidated Airlines Group SA	11,767	39,611
Intertek Group PLC	6,792	438,777
J Sainsbury PLC	18,709	56,798
Johnson Matthey PLC	7,366	125,881
Legal & General Group PLC	15,393	48,241
Lloyds Banking Group PLC	48,418	45,047
London Stock Exchange Group PLC	3,456	511,211
Marks & Spencer Group PLC	10,423	47,827
National Grid PLC	3,990	51,990
NatWest Group PLC	38,542	224,762
Persimmon PLC	197	3,030
Phoenix Group Holdings PLC	810	5,975
RELX PLC	12,398	619,785
Rolls-Royce Holdings PLC *	62,427	603,526
Sage Group PLC (The)	1,143	17,807
Smiths Group PLC	12,369	308,290
Standard Chartered PLC	12,625	185,690
Taylor Wimpey PLC	26,811	37,409
Tesco PLC	149,307	640,402
Unilever PLC	3,854	229,327
Unilever PLC	8,507	505,777
Vodafone Group PLC	232,156	218,449
		10,292,903

	Shares/ Principal	Fair Value

United States - 7.5%
BP PLC	80,623	$453,824
CSL Ltd.	2,296	356,658
Experian PLC	9,828	452,618
GSK PLC	35,544	670,743
Holcim AG *	7,807	833,864
Jbs SA	6,920	49,716
Nestle SA	6,503	656,658
Novartis AG	15,868	1,754,761
Roche Holding AG	5,460	1,797,578
Sanofi SA	5,375	591,755
Schneider Electric SE	3,422	779,026
Shell PLC	42,393	1,545,805
		9,943,006
Zambia - 0.0%†
First Quantum Minerals Ltd. *	1,630	21,915
Total Common Stocks
(Cost - $95,186,212)		114,161,587
Exchange Traded Funds - 5.9%
Equity Funds - 5.9%
iShares MSCI Saudi Arabia ETF	40,900	1,692,033
iShares MSCI Taiwan ETF	130,420	6,192,341
Total Exchange Traded Funds
(Cost - $6,906,887)		7,884,374
Preferred Stocks - 0.7%
Brazil - 0.4%
Banco Bradesco SA	57,243	126,326
Braskem SA, Class A *	10,152	19,639
Energisa S/A	1	1
Gerdau SA	5,185	14,702
Isa Energia Brasil SA	4,880	19,042
Itau Unibanco Holding SA	37,200	204,066
Petroleo Brasileiro SA	9,299	60,444
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	17,187	17,074
		461,294
Colombia - 0.0%†
Bancolombia SA	1,950	19,647
Germany - 0.2%
Henkel AG & Co. KGaA	4,076	323,525
South Korea - 0.1%
Samsung Electronics Co. Ltd.	4,374	140,205
Total Preferred Stocks
(Cost - $1,137,514)		944,671
Warrants - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2025

	Shares/ Principal	Fair Value
Short-Term Investments - 6.2%
Money Market Funds - 6.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23%(b) (Cost - $8,186,960)	8,186,960	$8,186,960
Total Short-Term Investments (Cost - $8,186,960)		8,186,960
Total Investments - 98.6%
(Cost - $111,417,573)		$131,177,592
Other Assets Less Liabilities - Net 1.4%		1,848,685
Total Net Assets - 100.0%		$133,026,277

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2025, these securities amounted to $2,326,038 or 1.7% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE Taiwan Index Future	Goldman Sachs & Co.	2	4/29/2025	$139,020	$(10,543)
MSCI EAFE Future	Goldman Sachs & Co.	16	6/20/2025	1,933,040	(62,190)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	16	6/20/2025	888,640	(26,634)
MSCI India Index Future	Goldman Sachs & Co.	50	6/20/2025	6,077,500	221,340
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	6/19/2025	208,109	(514)

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$121,459